Subsequent events, ABG Termination (Details)	Oct. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Aug. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jan. 13, 2020 USD ($) Installment $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
ABG Termination [Abstract]
Common stock, shares issued (in shares) | shares						47,977,390	11,661,485
Forecast [Member]
ABG Termination [Abstract]
Termination fee installment payable	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Subsequent Event [Member] | Licensing Agreements [Member]
ABG Termination [Abstract]
Common stock, shares issued (in shares) | shares					72,720
Termination fee paid					$ 100,000
Number of equal installment payments | Installment					4
Threshold excess value of inventory sold for reducing Subordinated Promissory Note value on dollar to dollar basis					$ 100,000
Subordinated promissory notes					600,000
Common stock purchase warrant issuable					$ 150,000
Warrants, exercisable period					24 months
Warrants, exercise price (in dollars per share) | $ / shares					$ 5.00